Related Party Transactions - Schedule of Due to Related Parties (Details) - Related Party [Member] - USD ($)	6 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Related Party Transaction [Line Items]
Total due to related parties	$ 749,139	$ 42,132
Mr. Erqi Wang
Related Party Transaction [Line Items]
Related party relationship	CEO and controlling shareholder of the Company
Total due to related parties	$ 710,000
Shanghai Situma Intelligent Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party relationship	Minority shareholder of Zhongjin Kangma
Total due to related parties	$ 22,191	21,517
Jiangsu Zhongjin Kanglu Information Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party relationship	An entity controlled by the CEO
Total due to related parties	$ 15,399	19,113
Changzhou Zhongjian Kanglu Information Technology Co., Ltd [Member]
Related Party Transaction [Line Items]
Related party relationship	An entity controlled by the CEO
Total due to related parties	$ 869	842
Huaniaoyuan Environmental Engineering (Changzhou) Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party relationship	An entity controlled by the CEO
Total due to related parties	$ 680	$ 660